Non-controlling interests - Disclosure of Profit for the Year of Subsidiaries with Non-Controlling Interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of subsidiaries [line items]
Revenue	€ 311,490	€ 125,948	€ 44,696
Global Blue TFS Japan Co Ltd
Disclosure of subsidiaries [line items]
Revenue	10,076	3,384	3,084
Profit / (loss) for the year from continuing operations	3,249	(1,320)	(1,140)
Global Blue Touristik Hizmetler A.Ş.
Disclosure of subsidiaries [line items]
Revenue	5,351	3,452	1,326
Profit / (loss) for the year from continuing operations	€ 3,093	€ 2,067	€ 267